OTHER LONG-TERM ASSETS - Changes in Other Long-Term Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Balance, beginning of year	$ 5,885,000	$ 0.00
Acquisition of investments	69,171,000	0
Disposition of investments	(5,772,000)	0
Unrealized gain	30,249,000	340,000
Foreign currency translation	576,000	(34,000)
Available for sale investments, end of year	100,109,000	5,885,000
Newmarket Gold Inc
Disclosure of fair value measurement of assets [line items]
Acquired as part of acquisitions	0	5,425,000
St Andrew Goldfields Ltd.
Disclosure of fair value measurement of assets [line items]
Acquired as part of acquisitions	$ 0	$ 154,000